Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000209570 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class A
Trading Symbol	MLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class A)	$1,217	10.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,217
Expense Ratio, Percent	10.28%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 36.80%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) |  AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) |  CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class A) — including sales charge	29.33%	17.33%	5.10%
Invesco SteelPath MLP Select 40 Fund (Class A) — excluding sales charge	36.80%	18.67%	5.69%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,193,222,493
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,677,640
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class C
Trading Symbol	MLPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class C)	$1,300	11.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,300
Expense Ratio, Percent	11.03%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 35.67%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class C) — including sales charge	34.67%	17.75%	5.06%
Invesco SteelPath MLP Select 40 Fund (Class C) — excluding sales charge	35.67%	17.75%	5.06%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,193,222,493
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,677,640
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R
Trading Symbol	SPMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R)	$1,245	10.53%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,245
Expense Ratio, Percent	10.53%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 36.42%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R)	36.42%	18.40%	5.44%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,193,222,493
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,677,640
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class Y
Trading Symbol	MLPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class Y)	$1,189	10.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,189
Expense Ratio, Percent	10.03%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned returned 37.05%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class Y)	37.05%	18.99%	5.96%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,193,222,493
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,677,640
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209568 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R5
Trading Symbol	SPMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R5)	$1,180	9.95%

Expenses Paid, Amount	$ 1,180
Expense Ratio, Percent	9.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 37.25%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R5)	37.25%	19.05%	5.88%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,193,222,493
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,677,640
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209569 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R6
Trading Symbol	OSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R6)	$1,180	9.95%

Expenses Paid, Amount	$ 1,180
Expense Ratio, Percent	9.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 37.14%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R6)	37.14%	19.06%	6.04%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,193,222,493
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 12,677,640
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209574 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class A
Trading Symbol	MLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class A)	$816	6.64%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 816
Expense Ratio, Percent	6.64%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 45.76%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class A) — including sales charge	37.78%	19.41%	4.31%
Invesco SteelPath MLP Alpha Fund (Class A) — excluding sales charge	45.76%	20.78%	4.91%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,181,116,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,372,360
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209575 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class C
Trading Symbol	MLPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class C)	$904	7.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 904
Expense Ratio, Percent	7.39%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 44.76%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class C) — including sales charge	43.76%	19.87%	4.27%
Invesco SteelPath MLP Alpha Fund (Class C) — excluding sales charge	44.76%	19.87%	4.27%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,181,116,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,372,360
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209576 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R
Trading Symbol	SPMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R)	$846	6.89%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 846
Expense Ratio, Percent	6.89%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 45.45%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R)	45.45%	20.44%	4.62%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,181,116,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,372,360
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209573 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class Y
Trading Symbol	MLPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class Y)	$786	6.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 786
Expense Ratio, Percent	6.39%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned 46.16%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class Y)	46.16%	21.05%	5.16%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,181,116,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,372,360
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209571 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R5
Trading Symbol	SPMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R5)	$777	6.31%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 777
Expense Ratio, Percent	6.31%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 46.20%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R5)	46.20%	21.08%	5.06%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,181,116,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,372,360
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209572 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R6
Trading Symbol	OSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R6)	$776	6.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 776
Expense Ratio, Percent	6.30%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 46.35%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R6)	46.35%	21.15%	5.25%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,181,116,970
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 10,372,360
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209582 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class A
Trading Symbol	MLPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class A)	$1,039	9.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,039
Expense Ratio, Percent	9.03%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
•  For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 30.11%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class A) — including sales charge	23.00%	18.46%	4.81%
Invesco SteelPath MLP Income Fund (Class A) — excluding sales charge	30.11%	19.80%	5.41%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,109,106,402
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,191,952
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209577 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class C
Trading Symbol	MLPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class C)	$1,120	9.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,120
Expense Ratio, Percent	9.78%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 28.99%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class C) — including sales charge	27.99%	18.92%	4.79%
Invesco SteelPath MLP Income Fund (Class C) — excluding sales charge	28.99%	18.92%	4.79%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,109,106,402
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,191,952
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209578 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R
Trading Symbol	SPNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R)	$1,066	9.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,066
Expense Ratio, Percent	9.28%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 29.79%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R)	29.79%	19.51%	5.14%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,109,106,402
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,191,952
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209579 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class Y
Trading Symbol	MLPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class Y)	$1,011	8.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,011
Expense Ratio, Percent	8.78%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned 30.34%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class Y)	30.34%	20.09%	5.66%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,109,106,402
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,191,952
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209580 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R5
Trading Symbol	SPMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R5)	$1,000	8.70%

Expenses Paid, Amount	$ 1,000
Expense Ratio, Percent	8.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 29.98%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R5)	29.98%	20.11%	5.55%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,109,106,402
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,191,952
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R6
Trading Symbol	OSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R6)	$1,001	8.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 1,001
Expense Ratio, Percent	8.69%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 30.45%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R6)	30.45%	20.18%	5.73%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,109,106,402
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,191,952
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class A
Trading Symbol	MLPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$2,220	17.29%

Expenses Paid, Amount	$ 2,220
Expense Ratio, Percent	17.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 56.82%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class A) — including sales charge	48.07%	21.75%	2.63%
Invesco SteelPath MLP Alpha Plus Fund (Class A) — excluding sales charge	56.82%	23.14%	3.21%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 327,536,073
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,976,473
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209587 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class C
Trading Symbol	MLPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$2,307	18.04%

Expenses Paid, Amount	$ 2,307
Expense Ratio, Percent	18.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 55.74%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class C) — including sales charge	54.74%	22.27%	2.59%
Invesco SteelPath MLP Alpha Plus Fund (Class C) — excluding sales charge	55.74%	22.27%	2.59%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 327,536,073
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,976,473
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R
Trading Symbol	SPMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$2,248	17.54%

Expenses Paid, Amount	$ 2,248
Expense Ratio, Percent	17.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 56.32%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R)	56.32%	22.91%	2.97%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 327,536,073
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,976,473
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209585 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class Y
Trading Symbol	MLPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$2,194	17.04%

Expenses Paid, Amount	$ 2,194
Expense Ratio, Percent	17.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned 57.53%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	57.53%	23.46%	3.47%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 327,536,073
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,976,473
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R5
Trading Symbol	SPMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$2,189	17.01%

Expenses Paid, Amount	$ 2,189
Expense Ratio, Percent	17.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 57.39%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	57.39%	23.53%	3.40%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 327,536,073
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,976,473
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R6
Trading Symbol	OSPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$2,186	16.97%

Expenses Paid, Amount	$ 2,186
Expense Ratio, Percent	16.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 57.65%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	57.65%	23.72%	3.66%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 327,536,073
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,976,473
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.